Schwab Investments
Schwab Global Real Estate Fund

Portfolio Holdings as of May 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.4% OF NET ASSETS

Australia 3.5%
Charter Hall Retail REIT	875,186	2,116,322
Goodman Group	33,574	428,350
HomeCo Daily Needs REIT	932,840	724,229
National Storage REIT	1,503,980	2,463,965
Scentre Group	563,322	992,680
Vicinity Ltd.	2,536,748	3,059,611
		9,785,157

Austria 0.1%
CA Immobilien Anlagen AG	10,261	281,231

Belgium 2.4%
Aedifica S.A.	16,326	1,096,832
Warehouses De Pauw CVA	198,849	5,594,221
		6,691,053

Brazil 0.7%
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	315,074	1,160,109
Direcional Engenharia S.A.	237,662	818,394
		1,978,503

Canada 2.4%
Choice Properties Real Estate Investment Trust	20,000	199,779
First Capital Real Estate Investment Trust	25,177	276,530
H&R Real Estate Investment Trust	601,412	4,487,885
Primaris Real Estate Investment Trust	189,406	1,756,627
		6,720,821

Chile 0.2%
Parque Arauco S.A.	395,338	556,398

China 3.3%
China Overseas Property Holdings Ltd.	1,945,000	1,784,685
China Resources Land Ltd.	606,000	2,268,231
Greentown China Holdings Ltd.	188,000	176,659
Kerry Properties Ltd.	1,285,831	2,807,821
Longfor Group Holdings Ltd.	780,083	1,502,253
Yuexiu Property Co., Ltd. (a)	819,599	887,842
		9,427,491

France 1.4%
Covivio S.A.	5,443	267,266
Gecina S.A.	5,709	586,378
SECURITY	NUMBER OF SHARES	VALUE ($)
ICADE	42,725	1,705,865
Unibail-Rodamco-Westfield *	29,577	1,360,815
		3,920,324

Germany 1.3%
Aroundtown S.A.	70,000	73,477
Deutsche Wohnen SE	4,197	83,600
Grand City Properties S.A.	166,806	1,232,122
TAG Immobilien AG *	137,201	1,102,317
Vonovia SE	70,935	1,305,161
		3,796,677

Hong Kong 4.3%
CK Asset Holdings Ltd.	1,253,296	6,755,467
Fortune Real Estate Investment Trust	1,307,000	943,102
K Wah International Holdings Ltd.	501,000	165,049
Link REIT	188,824	1,098,011
New World Development Co., Ltd.	171,000	408,527
Sino Land Co., Ltd.	823,092	1,070,625
The Wharf Holdings Ltd.	446,000	936,375
Wharf Real Estate Investment Co., Ltd.	141,000	695,643
		12,072,799

Indonesia 0.3%
Ciputra Development Tbk PT	11,615,960	829,158

Japan 9.5%
CRE Logistics REIT, Inc.	369	506,489
Daiwa House Industry Co., Ltd.	70,200	1,830,747
Hulic Co., Ltd.	194,600	1,621,210
Hulic REIT, Inc.	1,173	1,335,091
Invincible Investment Corp.	4,946	2,103,362
Japan Hotel REIT Investment Corp.	1,235	700,804
Japan Real Estate Investment Corp.	434	1,649,905
Kenedix Retail REIT Corp.	1,661	2,990,984
Mitsubishi Estate Co., Ltd.	78,448	898,374
Mitsui Fudosan Co., Ltd.	163,700	3,121,330
Nippon Building Fund, Inc.	689	2,757,767
Nomura Real Estate Holdings, Inc.	19,300	466,444
NTT UD REIT Investment Corp.	2,008	1,859,534
Sekisui House Ltd.	60,800	1,186,619
Sekisui House REIT, Inc.	895	510,374
Takara Leben Real Estate Investment Corp.	240	158,042
Tokyu REIT, Inc.	2,208	2,958,566
		26,655,642

Mexico 1.6%
FIBRA Macquarie Mexico	435,983	739,660
Fibra Uno Administracion S.A. de C.V.	2,574,633	3,737,723
		4,477,383

Schwab Global Real Estate Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Philippines 0.4%
Robinsons Land Corp.	4,663,700	1,153,936

Singapore 3.6%
CapitaLand Ascott Trust	3,431,300	2,689,865
CDL Hospitality Trusts	1,062,200	911,165
Lendlease Global Commercial REIT	10,240,613	5,035,954
Mapletree Industrial Trust	923,300	1,549,244
		10,186,228

Spain 1.0%
Merlin Properties Socimi S.A.	339,470	2,798,443

Sweden 1.5%
Pandox AB	253,799	2,612,431
Sagax AB, Class B	73,143	1,447,903
Wihlborgs Fastigheter AB	28,071	201,220
		4,261,554

Switzerland 0.3%
Swiss Prime Site AG	11,322	957,605

United Arab Emirates 2.0%
Emaar Development PJSC	930,182	1,311,192
Emaar Properties PJSC	2,523,643	4,219,127
		5,530,319

United Kingdom 2.5%
Big Yellow Group plc	52,561	754,526
Grainger plc	166,419	514,230
Land Securities Group plc	44,271	332,600
LXI REIT plc	1,659,786	2,033,123
Safestore Holdings plc	255,959	2,982,230
Target Healthcare REIT plc	565,944	553,349
		7,170,058

United States 57.1%
Alexandria Real Estate Equities, Inc.	21,474	2,436,440
American Assets Trust, Inc.	101,689	1,937,175
Apple Hospitality REIT, Inc.	118,596	1,723,200
Armada Hoffler Properties, Inc.	254,566	2,810,409
AvalonBay Communities, Inc.	2,019	351,266
Brixmor Property Group, Inc.	52,109	1,043,743
Camden Property Trust	26,408	2,758,844
CareTrust REIT, Inc.	246,818	4,788,269
City Office REIT, Inc.	40,000	181,200
Crown Castle, Inc.	39,589	4,481,871
CubeSmart	13,056	580,209
EastGroup Properties, Inc.	23,651	3,893,191
Empire State Realty Trust, Inc., Class A	78,741	485,832
EPR Properties	125,020	5,214,584
Equinix, Inc.	17,434	12,997,919
Equity Residential	99,121	6,026,557
Essential Properties Realty Trust, Inc.	36,146	864,974
Essex Property Trust, Inc.	29,767	6,431,458
Extra Space Storage, Inc.	9,928	1,432,312
SECURITY	NUMBER OF SHARES	VALUE ($)
Gaming & Leisure Properties, Inc.	109,246	5,259,102
Healthpeak Properties, Inc.	116,409	2,323,524
Host Hotels & Resorts, Inc.	131,489	2,182,717
InvenTrust Properties Corp.	13,194	283,539
Invitation Homes, Inc.	67,167	2,275,618
Kilroy Realty Corp.	38,546	1,046,138
Kite Realty Group Trust	11,700	227,448
Lamar Advertising Co., Class A	6,876	618,015
Life Storage, Inc.	29,972	3,818,133
LTC Properties, Inc.	18,400	590,824
Mid-America Apartment Communities, Inc.	54,227	7,974,623
National Health Investors, Inc.	39,624	2,064,807
NNN REIT, Inc.	84,042	3,575,147
Omega Healthcare Investors, Inc.	33,375	994,909
Phillips Edison & Co., Inc.	19,282	559,371
Postal Realty Trust, Inc., Class A	38,285	562,024
Prologis, Inc.	190,852	23,770,616
Public Storage	33,073	9,369,581
Realty Income Corp.	73,483	4,367,829
Regency Centers Corp.	38,192	2,149,064
Retail Opportunity Investments Corp.	42,316	516,255
Ryman Hospitality Properties, Inc.	19,923	1,827,537
Sabra Health Care REIT, Inc.	110,939	1,249,173
SBA Communications Corp.	17,559	3,894,235
Service Properties Trust	35,010	287,432
Simon Property Group, Inc.	39,551	4,158,788
SITE Centers Corp.	100,207	1,194,467
Sun Communities, Inc.	7,911	1,001,770
Tanger Factory Outlet Centers, Inc.	30,008	611,263
UDR, Inc.	60,972	2,418,759
Urstadt Biddle Properties, Inc., Class A	51,000	986,850
Ventas, Inc.	28,250	1,218,705
VICI Properties, Inc.	67,673	2,093,126
Welltower, Inc.	19,984	1,491,006
WP Carey, Inc.	47,666	3,306,114
		160,707,962
Total Common Stocks (Cost $289,038,236)		279,958,742

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.02% (b)(c)	228,000	228,000
Total Short-Term Investments (Cost $228,000)		228,000
Total Investments in Securities (Cost $289,266,236)		280,186,742

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $216,653.
(b)	The rate shown is the annualized 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust

Schwab Global Real Estate Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$175,270,225	$—	$—	$175,270,225
Australia	—	9,785,157	—	9,785,157
Austria	—	281,231	—	281,231
Belgium	—	6,691,053	—	6,691,053
China	—	9,427,491	—	9,427,491
France	—	3,920,324	—	3,920,324
Germany	—	3,796,677	—	3,796,677
Hong Kong	936,375	11,136,424	—	12,072,799
Japan	—	26,655,642	—	26,655,642
Philippines	—	1,153,936	—	1,153,936
Singapore	—	10,186,228	—	10,186,228
Spain	—	2,798,443	—	2,798,443
Sweden	—	4,261,554	—	4,261,554
Switzerland	—	957,605	—	957,605
United Arab Emirates	—	5,530,319	—	5,530,319
United Kingdom	1,067,579	6,102,479	—	7,170,058
Short-Term Investments[1]	228,000	—	—	228,000
Total	$177,502,179	$102,684,563	$—	$280,186,742

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Global Real Estate Fund
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
• Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of a fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the net asset value (NAV) of the fund’s shares and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments— Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the valuation of the fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

Schwab Global Real Estate Fund
Notes to Portfolio Holdings (Unaudited) (continued)

• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG46025MAY23